ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Jul. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Summary of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of July 31,
	2019	2018
Accrued payroll and welfare	$56,928	$17,976
Accrued professional fees	—	200,000
Deposit payable	—	47,417
Others	—	26,286
Total	$56,928	$291,679